UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 0.5%	Alliant Techsystems, Inc. (a)	5,399	$361,625
	BE Aerospace, Inc. (a)	16,458	142,691

			504,316

Airlines - 0.3%	AirTran Holdings, Inc. (a)	19,350	88,042
	Alaska Air Group, Inc. (a)	6,024	105,842
	JetBlue Airways Corp. (a)	30,262	110,456

			304,340

Auto Components - 0.6%	BorgWarner, Inc. (b)	19,110	387,933
	Gentex Corp.	23,027	229,349

			617,282

Automobiles - 0.1%	Thor Industries, Inc.	5,862	91,564

Beverages - 0.6%	Hansen Natural Corp. (a)	12,100	435,600
	PepsiAmericas, Inc.	9,507	163,996

			599,596

Biotechnology - 1.4%	OSI Pharmaceuticals, Inc. (a)	9,600	367,296
	United Therapeutics Corp. (a)	3,800	251,142
	Vertex Pharmaceuticals, Inc. (a)	28,554	820,356

			1,438,794

Building Products - 0.2%	Lennox International, Inc.	7,800	206,388

Capital Markets - 1.8%	Affiliated Managers Group, Inc. (a)	6,823	284,587
	Apollo Investment Corp.	23,492	81,752
	Eaton Vance Corp.	19,185	438,377
	Jefferies Group, Inc. New Shares	19,972	275,614
	Raymond James Financial, Inc. (b)	15,954	314,294
	SEI Investments Co.	22,052	269,255
	Waddell & Reed Financial, Inc. Class A	13,951	252,095

			1,915,974

Chemicals - 3.6%	Airgas, Inc.	13,386	452,581
	Albemarle Corp.	15,062	327,900
	Ashland, Inc.	10,900	112,597
	Cabot Corp.	10,811	113,624
	Cytec Industries, Inc.	7,789	116,991
	FMC Corp.	12,124	523,029
	Lubrizol Corp.	11,049	375,776
	Minerals Technologies, Inc.	3,087	98,938
	Olin Corp.	12,648	180,487
	RPM International, Inc.	21,224	270,182
	The Scotts Miracle-Gro Co.	7,266	252,130
	Sensient Technologies Corp.	8,024	188,564
	Terra Industries, Inc.	16,590	466,013
	Valspar Corp.	16,436	328,227

			3,807,039

Commercial Banks - 3.6%	Associated Banc-Corp.	21,126	326,185
	BancorpSouth, Inc.	11,900	247,996
	Bank of Hawaii Corp.	7,831	258,266
	Cathay General Bancorp (b)	8,200	85,526

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	City National Corp.	6,687	$225,820
	The Colonial BancGroup, Inc. (b)	32,560	29,304
	Commerce Bancshares, Inc.	10,915	396,214
	Cullen/Frost Bankers, Inc.	9,762	458,228
	FirstMerit Corp.	13,329	242,588
	Fulton Financial Corp.	28,900	191,607
	International Bancshares Corp. (b)	8,400	65,520
	PacWest Bancorp	4,070	58,323
	SVB Financial Group (a)	5,450	109,055
	Synovus Financial Corp.	46,370	150,703
	TCF Financial Corp.	19,065	224,204
	Trustmark Corp.	8,000	147,040
	Valley National Bancorp (b)	22,300	275,851
	Webster Financial Corp.	8,764	37,247
	Westamerica Bancorp.	4,764	217,048
	Wilmington Trust Corp.	11,283	109,332

			3,856,057

Commercial Services & Supplies - 1.6%	The Brink’s Co.	6,761	178,896
	Clean Harbors, Inc. (a)	3,300	158,400
	Copart, Inc. (a)	10,488	311,074
	Corrections Corp. of America (a)	20,150	258,122
	Deluxe Corp.	8,514	81,990
	HNI Corp.	7,318	76,107
	Herman Miller, Inc.	8,842	94,256
	Mine Safety Appliances Co.	4,900	98,098
	Rollins, Inc.	6,359	109,057
	Waste Connections, Inc. (a)	13,200	339,240

			1,705,240

Communications Equipment - 1.3%	3Com Corp. (a)	65,581	202,645
	ADC Telecommunications, Inc. (a)	15,908	69,836
	Adtran, Inc.	9,057	146,814
	Avocent Corp. (a)	7,383	89,630
	CommScope, Inc. (a)	11,665	132,514
	F5 Networks, Inc. (a)	13,150	275,493
	Palm, Inc. (a)(b)	21,500	185,330
	Plantronics, Inc.	8,118	97,984
	Polycom, Inc. (a)	13,782	212,105

			1,412,351

Computers & Peripherals - 1.1%	Diebold, Inc.	10,924	233,227
	Imation Corp.	4,999	38,242
	NCR Corp. (a)	26,040	207,018
	Western Digital Corp. (a)	36,700	709,778

			1,188,265

Construction & Engineering - 2.5%	Aecom Technology Corp. (a)	14,800	385,984
	Dycom Industries, Inc. (a)	6,502	37,647
	Granite Construction, Inc.	5,381	201,680

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	KBR, Inc.	26,610	$367,484
	Quanta Services, Inc. (a)	32,143	689,467
	The Shaw Group, Inc. (a)	13,820	378,806
	URS Corp. (a)	14,000	565,740

			2,626,808

Construction Materials - 0.5%	Martin Marietta Materials, Inc.	6,803	539,478

Consumer Finance - 0.1%	AmeriCredit Corp. (a)(b)	21,406	125,439

Containers & Packaging - 1.1%	AptarGroup, Inc.	11,160	347,522
	Greif, Inc.	5,600	186,424
	Packaging Corp. of America	16,888	219,882
	Sonoco Products Co.	16,420	344,492
	Temple-Inland, Inc.	17,640	94,727

			1,193,047

Distributors - 0.3%	LKQ Corp. (a)	23,100	329,637

Diversified Consumer Services - 2.6%	Brink’s Home Security Holdings, Inc. (a)	6,761	152,799
	Career Education Corp. (a)	12,148	291,066
	Corinthian Colleges, Inc. (a)	14,138	274,984
	DeVry, Inc.	10,174	490,183
	ITT Educational Services, Inc. (a)	5,224	634,298
	Matthews International Corp. Class A	5,020	144,626
	Regis Corp.	7,162	103,491
	Service Corp. International	42,200	147,278
	Sotheby’s Holdings, Inc. Class A (b)	11,075	99,675
	Strayer Education, Inc.	2,350	422,695

			2,761,095

Diversified Telecommunication Services - 0.1%	Cincinnati Bell, Inc. (a)	38,139	87,720

Electric Utilities - 1.7%	DPL, Inc.	19,099	430,491
	Great Plains Energy, Inc.	19,651	264,699
	Hawaiian Electric Industries, Inc.	14,876	204,396
	IDACORP, Inc.	7,518	175,620
	NV Energy, Inc.	38,618	362,623
	Westar Energy, Inc.	17,823	312,437

			1,750,266

Electrical Equipment - 1.7%	Ametek, Inc.	17,577	549,633
	Hubbell, Inc. Class B	9,280	250,189
	Roper Industries, Inc.	14,800	628,260
	Thomas & Betts Corp. (a)	9,027	225,856
	Woodward Governor Co.	9,000	100,620

			1,754,558

Electronic Equipment & Instruments - 2.3%	Arrow Electronics, Inc. (a)	19,713	375,730
	Avnet, Inc. (a)	24,713	432,725
	Ingram Micro, Inc. Class A (a)	27,100	342,544
	Itron, Inc. (a)	6,100	288,835
	Mettler Toledo International, Inc. (a)	5,500	282,315

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	National Instruments Corp.	9,386	$175,049
	Tech Data Corp. (a)	8,270	180,121
	Trimble Navigation Ltd. (a)	19,700	301,016
	Vishay Intertechnology, Inc. (a)	30,010	104,435

			2,482,770

Energy Equipment & Services - 2.8%	Exterran Holdings, Inc. (a)	10,427	167,041
	FMC Technologies, Inc. (a)	20,776	651,743
	Helix Energy Solutions Group, Inc. (a)	15,400	79,156
	Helmerich & Payne, Inc.	17,122	389,868
	Oceaneering International, Inc. (a)	8,900	328,143
	Patterson-UTI Energy, Inc.	25,487	228,364
	Pride International, Inc. (a)	28,667	515,433
	Superior Energy Services, Inc. (a)	12,760	164,476
	Tidewater, Inc.	8,501	315,642
	Unit Corp. (a)	7,800	163,176

			3,003,042

Food & Staples Retailing - 0.4%	BJ’s Wholesale Club, Inc. (a)	9,645	308,543
	Ruddick Corp.	6,440	144,578

			453,121

Food Products - 1.4%	Corn Products International, Inc.	12,290	260,548
	Flowers Foods, Inc.	13,000	305,240
	Lancaster Colony Corp.	3,261	135,266
	Ralcorp Holdings, Inc. (a)	9,300	501,084
	Smithfield Foods, Inc. (a)	19,580	185,227
	Tootsie Roll Industries, Inc.	4,254	92,404

			1,479,769

Gas Utilities - 2.0%	AGL Resources, Inc.	12,718	337,408
	Energen Corp.	11,800	343,734
	National Fuel Gas Co.	13,008	398,955
	Oneok, Inc.	17,272	390,865
	UGI Corp.	17,800	420,258
	WGL Holdings, Inc.	8,248	270,534

			2,161,754

Health Care Equipment & Supplies - 4.1%	Beckman Coulter, Inc. (c)	10,433	532,187
	Edwards Lifesciences Corp. (a)	9,195	557,493
	Gen-Probe, Inc. (a)	8,775	399,965
	Hill-Rom Holdings, Inc.	10,350	102,362
	Hologic, Inc. (a)	42,318	553,943
	Idexx Laboratories, Inc. (a)(b)	9,800	338,884
	Immucor, Inc. (a)	11,600	291,740
	Kinetic Concepts, Inc. (a)	9,200	194,304
	Masimo Corp. (a)	7,800	226,044
	ResMed, Inc. (a)	12,500	441,750
	Steris Corp.	9,694	225,676
	Teleflex, Inc.	6,552	256,118
	Thoratec Corp. (a)	9,100	233,779

			4,354,245

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Providers & Services - 3.0%	Community Health Systems, Inc. (a)	15,406	$236,328
	Health Management Associates, Inc. Class A (a)	39,230	101,213
	Health Net, Inc. (a)	16,813	243,452
	Henry Schein, Inc. (a)	14,778	591,268
	Kindred Healthcare, Inc. (a)	4,930	73,704
	LifePoint Hospitals, Inc. (a)	8,833	184,256
	Lincare Holdings, Inc. (a)	12,263	267,333
	Omnicare, Inc.	17,150	420,004
	Owens & Minor, Inc.	6,800	225,284
	Psychiatric Solutions, Inc. (a)	9,200	144,716
	Universal Health Services, Inc. Class B	8,377	321,174
	VCA Antech, Inc. (a)	13,950	314,573
	WellCare Health Plans, Inc. (a)	6,930	77,963

			3,201,268

Health Care Technology - 0.5%	Cerner Corp. (a)(b)	11,090	487,627

Hotels, Restaurants & Leisure - 1.7%	Bob Evans Farms, Inc.	5,055	113,333
	Boyd Gaming Corp.	9,420	35,137
	Brinker International, Inc.	16,825	254,057
	The Cheesecake Factory, Inc. (a)	9,832	112,576
	Chipotle Mexican Grill, Inc. Class A (a)(b)	5,460	362,435
	International Speedway Corp. Class A	4,564	100,682
	Life Time Fitness, Inc. (a)(b)	5,790	72,722
	Panera Bread Co. Class A (a)(b)	5,100	285,090
	Scientific Games Corp. Class A (a)	10,700	129,577
	Wendy’s	68,975	346,944

			1,812,553

Household Durables - 1.5%	American Greetings Corp. Class A	7,682	38,871
	Blyth, Inc.	981	25,633
	MDC Holdings, Inc.	6,100	189,954
	Mohawk Industries, Inc. (a)(b)	9,230	275,700
	NVR, Inc. (a)	928	396,952
	Ryland Group, Inc.	7,017	116,903
	Toll Brothers, Inc. (a)	21,477	390,022
	Tupperware Corp.	10,245	174,063

			1,608,098

Household Products - 1.0%	Church & Dwight Co., Inc. (c)	11,543	602,891
	Energizer Holdings, Inc. (a)	9,670	480,502

			1,083,393

IT Services - 3.7%	Acxiom Corp.	11,199	82,873
	Alliance Data Systems Corp. (a)(b)	9,681	357,713
	Broadridge Financial Solutions LLC	23,330	434,171
	DST Systems, Inc. (a)	6,757	233,927
	Gartner, Inc. Class A (a)	9,627	105,993
	Global Payments, Inc.	13,270	443,351
	Hewitt Associates, Inc. Class A (a)	13,800	410,688
	Lender Processing Services, Inc.	13,800	422,418

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Mantech International Corp. Class A (a)	3,400	$142,460
	Metavante Technologies, Inc. (a)	14,630	292,015
	NeuStar, Inc. Class A (a)	12,590	210,883
	SAIC, Inc. (a)	33,400	623,578
	SRA International, Inc. Class A (a)	7,000	102,900

			3,862,970

Industrial Conglomerates - 0.2%	Carlisle Cos., Inc.	10,042	197,124

Insurance - 5.0%	American Financial Group, Inc.	12,374	198,603
	Arthur J. Gallagher & Co.	15,661	266,237
	Brown & Brown, Inc. (c)	19,110	361,370
	Everest Re Group Ltd.	10,130	717,204
	Fidelity National Title Group, Inc. Class A	35,468	691,981
	First American Corp.	15,329	406,372
	HCC Insurance Holdings, Inc.	18,899	476,066
	The Hanover Insurance Group, Inc.	8,430	242,953
	Horace Mann Educators Corp.	6,500	54,405
	Mercury General Corp.	5,850	173,745
	Old Republic International Corp.	38,201	413,335
	Protective Life Corp.	11,570	60,743
	Reinsurance Group of America, Inc.	12,000	388,680
	Stancorp Financial Group, Inc.	8,062	183,652
	Unitrin, Inc.	8,164	114,133
	W.R. Berkley Corp.	22,866	515,628

			5,265,107

Internet & Catalog Retail - 0.8%	NetFlix, Inc. (a)(b)	6,840	293,573
	Priceline.com, Inc. (a)(b)	6,800	535,704

			829,277

Internet Software & Services - 0.3%	Digital River, Inc. (a)	6,100	181,902
	ValueClick, Inc. (a)	14,370	122,289

			304,191

Leisure Equipment & Products - 0.1%	Callaway Golf Co.	10,710	76,898

Life Sciences Tools & Services - 1.7%	Affymetrix, Inc. (a)	11,600	37,932
	Bio-Rad Laboratories, Inc. Class A (a)	3,200	210,880
	Charles River Laboratories International, Inc. (a)	11,174	304,044
	Covance, Inc. (a)	10,318	367,630
	Pharmaceutical Product Development, Inc.	19,500	462,540
	Techne Corp.	6,225	340,570
	Varian, Inc. (a)	4,821	114,451

			1,838,047

Machinery - 4.0%	AGCO Corp. (a)	14,905	292,138
	Bucyrus International, Inc.	12,400	188,232
	Crane Co.	7,991	134,888
	Donaldson Co., Inc.	12,705	341,002
	Federal Signal Corp.	7,200	37,944
	Graco, Inc.	9,783	166,996

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Harsco Corp.	13,424	$297,610
	IDEX Corp.	13,560	296,557
	Joy Global, Inc.	16,862	359,161
	Kennametal, Inc.	12,100	196,141
	Lincoln Electric Holdings, Inc.	7,100	224,999
	Nordson Corp.	5,599	159,180
	Oshkosh Corp.	12,300	82,902
	Pentair, Inc.	16,254	352,224
	SPX Corp.	8,310	390,653
	Terex Corp. (a)	15,700	145,225
	Timken Co.	13,975	195,091
	Trinity Industries, Inc.	13,103	119,761
	Westinghouse Air Brake Technologies Corp.	8,010	211,304

			4,192,008

Marine - 0.1%	Alexander & Baldwin, Inc.	6,821	129,804

Media - 0.9%	Belo Corp. Class A	13,700	8,357
	DreamWorks Animation SKG, Inc. Class A (a)	12,700	274,828
	Harte-Hanks, Inc.	6,317	33,796
	John Wiley & Sons, Inc. Class A	7,050	209,949
	Lamar Advertising Co. Class A (a)(b)	12,500	121,875
	Marvel Entertainment, Inc. (a)	8,100	215,055
	Scholastic Corp.	4,405	66,383

			930,243

Metals & Mining - 1.2%	Carpenter Technology Corp.	7,260	102,511
	Cliffs Natural Resources, Inc.	18,740	340,318
	Commercial Metals Co.	18,800	217,140
	Reliance Steel & Aluminum Co.	10,500	276,465
	Steel Dynamics, Inc.	26,700	235,227
	Worthington Industries, Inc.	9,927	86,464

			1,258,125

Multi-Utilities - 2.2%	Alliant Energy Corp.	18,213	449,679
	Black Hills Corp.	6,374	114,031
	MDU Resources Group, Inc.	30,328	489,494
	NSTAR	17,579	560,419
	OGE Energy Corp.	15,319	364,899
	PNM Resources, Inc.	14,274	117,903
	Vectren Corp.	13,326	281,045

			2,377,470

Multiline Retail - 0.7%	99 Cents Only Stores (a)	7,776	71,850
	Dollar Tree, Inc. (a)	14,913	664,374
	Saks, Inc. (a)	23,571	44,078

			780,302

Office Electronics - 0.2%	Zebra Technologies Corp. Class A (a)	10,296	195,830

Oil, Gas & Consumable Fuels - 3.4%	Arch Coal, Inc.	23,610	315,666
	Bill Barrett Corp. (a)	6,080	135,219
	Cimarex Energy Co.	13,700	251,806

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Comstock Resources, Inc. (a)	7,600	$226,480
	Denbury Resources, Inc. (a)	41,000	609,260
	Encore Acquisition Co. (a)	8,720	202,914
	Forest Oil Corp. (a)	15,907	209,177
	Frontier Oil Corp.	17,100	218,709
	Mariner Energy, Inc. (a)	14,700	113,925
	Newfield Exploration Co. (a)	21,915	497,471
	Overseas Shipholding Group, Inc.	4,074	92,358
	Patriot Coal Corp. (a)	10,200	37,842
	Plains Exploration & Production Co. (a)	17,767	306,125
	Quicksilver Resources, Inc. (a)	18,500	102,490
	Southern Union Co.	20,500	312,010

			3,631,452

Paper & Forest Products - 0.0%	Louisiana-Pacific Corp.	14,510	32,357

Personal Products - 0.4%	Alberto-Culver Co.	14,100	318,801
	NBTY, Inc. (a)	9,000	126,720

			445,521

Pharmaceuticals - 1.2%	Endo Pharmaceuticals Holdings, Inc. (a)	18,880	333,798
	Medicis Pharmaceutical Corp. Class A	9,400	116,278
	Perrigo Co.	12,783	317,402
	Sepracor, Inc. (a)	17,970	263,440
	Valeant Pharmaceuticals International (a)(b)	13,273	236,127

			1,267,045

Professional Services - 1.5%	Corporate Executive Board Co.	5,625	81,563
	FTI Consulting, Inc. (a)	8,400	415,632
	Kelly Services, Inc. Class A	3,981	32,047
	Korn/Ferry International (a)	7,439	67,397
	MPS Group, Inc. (a)	15,288	90,964
	Manpower, Inc.	12,898	406,674
	Navigant Consulting, Inc. (a)	7,730	101,031
	Watson Wyatt Worldwide, Inc.	7,000	345,590

			1,540,898

Real Estate Investment Trusts (REITs) - 4.8%	AMB Property Corp.	22,496	323,942
	Alexandria Real Estate Equities, Inc.	6,350	231,140
	BRE Properties	8,500	166,855
	Camden Property Trust	8,800	189,904
	Cousins Properties, Inc. (b)	7,290	46,948
	Duke Realty Corp.	24,610	135,355
	Equity One, Inc. (b)	5,460	66,557
	Essex Property Trust, Inc.	4,400	252,296
	Federal Realty Investment Trust (c)	9,700	446,200
	Highwoods Properties, Inc.	10,464	224,139
	Hospitality Properties Trust	15,610	187,320
	Liberty Property Trust	16,398	310,578
	The Macerich Co. (b)	12,800	80,128
	Mack-Cali Realty Corp.	10,965	217,217

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Nationwide Health Properties, Inc.	16,630	$369,020
	Omega Healthcare Investors, Inc.	13,600	191,488
	Potlatch Corp.	6,563	152,196
	Rayonier, Inc.	13,016	393,344
	Realty Income Corp. (b)	17,200	323,704
	Regency Centers Corp.	11,525	306,219
	SL Green Realty Corp. (b)	9,400	101,520
	UDR, Inc.	24,643	212,176
	Weingarten Realty Investors (b)	12,875	122,570

			5,050,816

Real Estate Management & Development - 0.1%	Jones Lang LaSalle, Inc.	5,720	133,047

Road & Rail - 1.0%	Con-way, Inc.	7,595	136,178
	J.B. Hunt Transport Services, Inc.	13,496	325,389
	Kansas City Southern (a)	15,100	191,921
	Landstar System, Inc.	8,600	287,842
	Werner Enterprises, Inc.	7,033	106,339
	YRC Worldwide, Inc. (a)(b)	9,906	44,478

			1,092,147

Semiconductors & Semiconductor Equipment - 2.0%	Atmel Corp. (a)	73,870	268,148
	Cree, Inc. (a)(b)	14,543	342,197
	Fairchild Semiconductor International, Inc. (a)	20,507	76,491
	Integrated Device Technology, Inc. (a)	27,920	127,036
	International Rectifier Corp. (a)	12,024	162,444
	Intersil Corp. Class A	20,263	233,025
	Lam Research Corp. (a)	20,709	471,544
	RF Micro Devices, Inc. (a)	42,371	56,353
	Semtech Corp. (a)	10,007	133,593
	Silicon Laboratories, Inc. (a)	7,564	199,690

			2,070,521

Software - 2.8%	ACI Worldwide, Inc. (a)	5,621	105,394
	Advent Software, Inc. (a)	2,800	93,268
	Ansys, Inc. (a)	14,800	371,480
	Cadence Design Systems, Inc. (a)	42,929	180,302
	Factset Research Systems, Inc. (b)	7,000	349,930
	Fair Isaac Corp.	8,026	112,926
	Jack Henry & Associates, Inc.	13,917	227,125
	Macrovision Solutions Corp. (a)	13,802	245,538
	Mentor Graphics Corp. (a)	15,243	67,679
	Parametric Technology Corp. (a)	19,200	191,616
	Sybase, Inc. (a)	13,412	406,249
	Synopsys, Inc. (a)	23,769	492,731
	Wind River Systems, Inc. (a)	10,883	69,651

			2,913,889

Specialty Retail - 4.6%	Advance Auto Parts, Inc.	15,675	643,929
	Aéropostale, Inc. (a)	10,850	288,176
	American Eagle Outfitters, Inc.	34,027	416,490

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	AnnTaylor Stores Corp. (a)	9,400	$48,880
	Barnes & Noble, Inc.	6,076	129,905
	CarMax, Inc. (a)(b)(c)	36,322	451,846
	Chico’s FAS, Inc. (a)	29,284	157,255
	Coldwater Creek, Inc. (a)	7,800	19,578
	Collective Brands, Inc. (a)	10,545	102,708
	Dick’s Sporting Goods, Inc. (a)	14,040	200,351
	Foot Locker, Inc.	25,525	267,502
	Guess?, Inc.	9,900	208,692
	J. Crew Group, Inc. (a)(b)	8,600	113,348
	PetSmart, Inc.	20,941	438,923
	Rent-A-Center, Inc. (a)	10,982	212,721
	Ross Stores, Inc.	21,381	767,150
	Urban Outfitters, Inc. (a)	18,575	304,073
	Williams-Sonoma, Inc. (b)	14,269	143,832

			4,915,359

Textiles, Apparel & Luxury Goods - 0.7%	Hanesbrands, Inc. (a)	15,400	147,378
	Phillips-Van Heusen Corp.	8,470	192,100
	Timberland Co. Class A (a)	7,586	90,577
	Under Armour, Inc. Class A (a)(b)	6,000	98,580
	The Warnaco Group, Inc. (a)	7,610	182,640

			711,275

Thrifts & Mortgage Finance - 1.3%	Astoria Financial Corp.	13,329	122,493
	First Niagara Financial Group, Inc.	19,600	213,640
	New York Community Bancorp, Inc. (b)	56,888	635,439
	NewAlliance Bancshares, Inc.	17,700	207,798
	Washington Federal, Inc.	14,513	192,878

			1,372,248

Tobacco - 0.1%	Universal Corp.	4,152	124,228

Trading Companies & Distributors - 0.4%	GATX Corp.	7,995	161,739
	MSC Industrial Direct Co. Class A	7,400	229,918
	United Rentals, Inc. (a)	9,662	40,677

			432,334

Water Utilities - 0.4%	Aqua America, Inc.	22,301	446,020

Wireless Telecommunication Services - 0.5%	Syniverse Holdings, Inc. (a)	8,600	135,536
	Telephone & Data Systems, Inc.	14,458	383,282
	Telephone & Data Systems, Inc. (Special Shares)	2,483	58,723

			577,541

	Total Long-Term Investments (Cost - $134,402,305) - 94.3%		99,936,988

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, 0.72% (d)(e)	5,820,849	$5,820,849

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (d)(e)(f)	$6,262	6,261,700

Total Short-Term Securities (Cost - $12,082,549) - 11.4%		12,082,549

Total Investments (Cost - $146,484,854*) - 105.7%		112,019,537
Liabilities in Excess of Other Assets - (5.7)%		(6,042,106)

Net Assets - 100.0%		$105,977,431

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$148,113,503

Gross unrealized appreciation	$5,482,055
Gross unrealized depreciation	(41,576,021)

Net unrealized depreciation	$(36,093,966)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	5,820,849	$13,917
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,375,702)	$13,460
BlackRock Liquidity Series, LLC Money Market Series	$2,395,250	$22,915

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

123	S&P 400 MidCap Index	June 2009	$5,791,084	$210,086

Master Mid Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$105,757,837	$210,086
Level 2	6,261,700	—
Level 3	—	—

Total	$112,019,537	$210,086

*   Other financial instruments are futures. Futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: May 20, 2009